Initial Public Offering (Details) - Schedule of Ordinary Shares Reflected on the Balance Sheet - Class A ordinary shares [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Ordinary Shares Reflected on the Balance Sheet [Line Items]
Gross proceeds	$ 78,750,000	$ 78,750,000
Less:
Proceeds allocated to public warrants and public rights	(6,898,500)	(6,898,500)
Offering costs of public shares	(4,647,702)	(4,647,702)
Redemption of shares	(56,537,577)	(55,265,334)
Plus:
Accretion of carrying value to redemption value	16,710,560	15,969,750
Monthly extension fees	1,000,000	600,000
Ordinary shares subject to possible redemption	$ 28,376,781	$ 28,508,214